SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2010	Oct. 31, 2008
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 2.22	$ 2.43
Intrinsic value of options exercised	$ 6
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			10,466,761
Shares available for grant	82,875		11,466,761	1,000,000